CORTLAND FUND SERVICES, LLC

225 West Washington Street, Suite 1450

Chicago, Illinois 60606

February 27, 2012

VIA EDGAR

==========

Securities and Exchange Commission

Filing Desk

100 F Street, N.E.

Washington, D.C.  20549

RE:

Cottonwood Mutual Funds (the “Trust”) Registration Statement under the Securities Act of 1933 (“1933 Act”), and the Investment Company Act of 1940 (“1940 Act”) on Form N-1A with respect to theHAGIN Keystone Market Neutral Fund (the “Fund”) (Registration Numbers 333-176541; 811-22602)

Ladies and Gentlemen:

Enclosed herewith for filing, in electronic format, on behalf of the Trust, pursuant to the 1933 Act, the 1940 Act, and Regulation S-T, is Pre-Effective Amendment No. 1 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”), which is being filed pursuant to Rule 472 under the Securities Act.

The Amendment is being filed for the purposes of (i) addressing comments from Ms. Linda B. Stirling of the Securities and Exchanges Commission staff contained in a letter dated September 27, 2011 regarding the Trust’s initial filing of it Registration Statement; (ii) adding additional information to the Registration Statement; and (iii) making other minor and conforming changes.  The Amendment includes the Fund’s Prospectus, Statement of Additional Information, Part C, a conformed signature page, the manually signed original of which, is maintained at the offices of the Trust and exhibits.  Also being transmitted concurrently with the Amendment is a letter filed as supplemental correspondence responding to Ms. Stirling’scomments on the Trust’s initial registration statement filing.

If you have any questions concerning the foregoing, please contact me at (913) 660-0778.

Sincerely,

/s/ John H. Lively

John H. Lively

The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law Group
2041 West 141st Terrace, Suite 119
Leawood, KS  66224
Direct Phone: 913.660.0778
Direct Fax: 913.660.9157
E-Mail: John.lively@1940actlawgroup.com

STLD01-1429511-2